Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Entity Central Index Key	0000719269
Document Period End Date	Jun. 30, 2024
C000007287 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GlobalGovernments Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Net Assets	$ 86,393,801
Holdings Count | Holding	74
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	86,393,801	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	74	Average Effective Duration (yrs):	7.4
Portfolio Turnover (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	94.3%
Money Market Funds	5.7%
Issuer country weightings
United States	45.4%
Japan	11.9%
Italy	10.9%
United Kingdom	5.9%
Germany	5.8%
Spain	4.6%
Supranational	4.4%
South Korea	3.6%
Canada	1.9%
Other Countries	5.6%
Composition including fixed income credit quality
AAA	12.2%
AA	8.7%
A	12.0%
BBB	14.2%
BB	0.7%
B	0.5%
U.S. Government	36.8%
Federal Agencies	1.7%
Not Rated	7.5%
Money Market Funds	5.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007288 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GlobalGovernments Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 86,393,801
Holdings Count | Holding	74
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	86,393,801	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	74	Average Effective Duration (yrs):	7.4
Portfolio Turnover (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	94.3%
Money Market Funds	5.7%
Issuer country weightings
United States	45.4%
Japan	11.9%
Italy	10.9%
United Kingdom	5.9%
Germany	5.8%
Spain	4.6%
Supranational	4.4%
South Korea	3.6%
Canada	1.9%
Other Countries	5.6%
Composition including fixed income credit quality
AAA	12.2%
AA	8.7%
A	12.0%
BBB	14.2%
BB	0.7%
B	0.5%
U.S. Government	36.8%
Federal Agencies	1.7%
Not Rated	7.5%
Money Market Funds	5.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007241 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 236,789,402
Holdings Count | Holding	333
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	236,789,402	Average Effective Maturity (yrs):	4.2
Total Number of Holdings:	333	Average Effective Duration (yrs):	3.0
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	2.4%
ETFs	1.5%
Equities	0.3%
Composition including fixed income credit quality
BBB	1.9%
BB	43.4%
B	37.8%
CCC	12.3%
CC	0.2%
C	0.0%
Not Rated	0.2%
Non-Fixed Income	1.8%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 236,789,402
Holdings Count | Holding	333
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	236,789,402	Average Effective Maturity (yrs):	4.2
Total Number of Holdings:	333	Average Effective Duration (yrs):	3.0
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	2.4%
ETFs	1.5%
Equities	0.3%
Composition including fixed income credit quality
BBB	1.9%
BB	43.4%
B	37.8%
CCC	12.3%
CC	0.2%
C	0.0%
Not Rated	0.2%
Non-Fixed Income	1.8%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007247 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts InvestorsGrowth Stock Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 1,015,104,399
Holdings Count | Holding	57
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,015,104,399	Portfolio Turnover (%):	10
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	39.7%
Financials	13.5%
Health Care	11.3%
Communication Services	9.1%
Industrials	7.9%
Consumer Discretionary	7.5%
Consumer Staples	6.3%
Real Estate	1.9%
Materials	1.0%
Utilities	0.9%
Top ten holdings
Microsoft Corp.	14.5%
Alphabet, Inc., "A"	6.1%
Apple, Inc.	5.6%
NVIDIA Corp.	5.2%
Visa, Inc., "A"	4.1%
Accenture PLC, "A"	3.2%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
Alphabet, Inc., "A"	6.1%
Apple, Inc.	5.6%
NVIDIA Corp.	5.2%
Visa, Inc., "A"	4.1%
Accenture PLC, "A"	3.2%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.0%

C000007248 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts InvestorsGrowth Stock Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 1,015,104,399
Holdings Count | Holding	57
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,015,104,399	Portfolio Turnover (%):	10
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	39.7%
Financials	13.5%
Health Care	11.3%
Communication Services	9.1%
Industrials	7.9%
Consumer Discretionary	7.5%
Consumer Staples	6.3%
Real Estate	1.9%
Materials	1.0%
Utilities	0.9%
Top ten holdings
Microsoft Corp.	14.5%
Alphabet, Inc., "A"	6.1%
Apple, Inc.	5.6%
NVIDIA Corp.	5.2%
Visa, Inc., "A"	4.1%
Accenture PLC, "A"	3.2%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
Alphabet, Inc., "A"	6.1%
Apple, Inc.	5.6%
NVIDIA Corp.	5.2%
Visa, Inc., "A"	4.1%
Accenture PLC, "A"	3.2%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.0%

C000007237 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 138,294,127
Holdings Count | Holding	381
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	138,294,127	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	381	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Issuer country weightings
United States	68.5%
Canada	4.9%
United Kingdom	4.5%
Australia	3.6%
Italy	2.0%
Switzerland	1.9%
Ireland	1.9%
Japan	1.8%
Bermuda	1.3%
Other Countries	9.6%
Composition including fixed income credit quality
AAA	3.8%
AA	4.1%
A	28.1%
BBB	51.4%
BB	5.5%
B	1.8%
C	0.0%
U.S. Government	4.0%
Not Rated	0.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 138,294,127
Holdings Count | Holding	381
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	138,294,127	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	381	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Issuer country weightings
United States	68.5%
Canada	4.9%
United Kingdom	4.5%
Australia	3.6%
Italy	2.0%
Switzerland	1.9%
Ireland	1.9%
Japan	1.8%
Bermuda	1.3%
Other Countries	9.6%
Composition including fixed income credit quality
AAA	3.8%
AA	4.1%
A	28.1%
BBB	51.4%
BB	5.5%
B	1.8%
C	0.0%
U.S. Government	4.0%
Not Rated	0.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007243 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® InternationalGrowth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 261,275,335
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	261,275,335	Portfolio Turnover (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
SAP SE	5.0%
Schneider Electric SE	4.3%
Hitachi Ltd.	4.0%
Nestle S.A.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Roche Holding AG	3.2%
Heineken N.V.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.1%
Issuer country weightings
France	16.0%
Germany	10.9%
Switzerland	10.2%
Japan	10.0%
United Kingdom	7.3%
Canada	6.5%
Taiwan	6.4%
Netherlands	5.4%
United States	5.0%
Other Countries	22.3%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	5.0%
Schneider Electric SE	4.3%
Hitachi Ltd.	4.0%
Nestle S.A.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Roche Holding AG	3.2%
Heineken N.V.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.1%

C000007244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® InternationalGrowth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 261,275,335
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	261,275,335	Portfolio Turnover (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
SAP SE	5.0%
Schneider Electric SE	4.3%
Hitachi Ltd.	4.0%
Nestle S.A.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Roche Holding AG	3.2%
Heineken N.V.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.1%
Issuer country weightings
France	16.0%
Germany	10.9%
Switzerland	10.2%
Japan	10.0%
United Kingdom	7.3%
Canada	6.5%
Taiwan	6.4%
Netherlands	5.4%
United States	5.0%
Other Countries	22.3%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	5.0%
Schneider Electric SE	4.3%
Hitachi Ltd.	4.0%
Nestle S.A.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Roche Holding AG	3.2%
Heineken N.V.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.1%

C000007261 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 469,256,130
Holdings Count | Holding	111
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	469,256,130	Portfolio Turnover (%):	6
Total Number of Holdings:	111
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Novo Nordisk A.S., "B"	4.0%
Schneider Electric SE	3.6%
Linde PLC	3.3%
Hitachi Ltd.	2.8%
Roche Holding AG	2.5%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext N.V.	1.6%
Issuer country weightings
Japan	19.4%
France	14.2%
United Kingdom	10.6%
Switzerland	10.2%
United States	9.5%
Germany	6.4%
Denmark	4.6%
Australia	4.2%
Netherlands	3.4%
Other Countries	17.5%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	4.0%
Schneider Electric SE	3.6%
Linde PLC	3.3%
Hitachi Ltd.	2.8%
Roche Holding AG	2.5%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext N.V.	1.6%

C000007262 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Net Assets	$ 469,256,130
Holdings Count | Holding	111
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	469,256,130	Portfolio Turnover (%):	6
Total Number of Holdings:	111
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Novo Nordisk A.S., "B"	4.0%
Schneider Electric SE	3.6%
Linde PLC	3.3%
Hitachi Ltd.	2.8%
Roche Holding AG	2.5%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext N.V.	1.6%
Issuer country weightings
Japan	19.4%
France	14.2%
United Kingdom	10.6%
Switzerland	10.2%
United States	9.5%
Germany	6.4%
Denmark	4.6%
Australia	4.2%
Netherlands	3.4%
Other Countries	17.5%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	4.0%
Schneider Electric SE	3.6%
Linde PLC	3.3%
Hitachi Ltd.	2.8%
Roche Holding AG	2.5%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext N.V.	1.6%

C000007271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.83%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.83%
Net Assets	$ 170,440,153
Holdings Count | Holding	49
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	170,440,153	Portfolio Turnover (%):	21
Total Number of Holdings:	49
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.4%
Money Market Funds	5.6%
Top ten holdings
Microsoft Corp.	10.1%
Meta Platforms, Inc., "A"	9.3%
Alphabet, Inc., "A"	8.6%
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
Salesforce, Inc.	2.9%
KLA Corp.	2.4%
Oracle Corp.	2.3%
Top five industries
Electronics	26.8%
Computer Software	21.9%
Internet	21.6%
Computer Software - Systems	18.0%
Business Services	5.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	10.1%
Meta Platforms, Inc., "A"	9.3%
Alphabet, Inc., "A"	8.6%
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
Salesforce, Inc.	2.9%
KLA Corp.	2.4%
Oracle Corp.	2.3%

C000007272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.08%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.08%
Net Assets	$ 170,440,153
Holdings Count | Holding	49
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	170,440,153	Portfolio Turnover (%):	21
Total Number of Holdings:	49
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.4%
Money Market Funds	5.6%
Top ten holdings
Microsoft Corp.	10.1%
Meta Platforms, Inc., "A"	9.3%
Alphabet, Inc., "A"	8.6%
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
Salesforce, Inc.	2.9%
KLA Corp.	2.4%
Oracle Corp.	2.3%
Top five industries
Electronics	26.8%
Computer Software	21.9%
Internet	21.6%
Computer Software - Systems	18.0%
Business Services	5.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	10.1%
Meta Platforms, Inc., "A"	9.3%
Alphabet, Inc., "A"	8.6%
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
Salesforce, Inc.	2.9%
KLA Corp.	2.4%
Oracle Corp.	2.3%

C000007267 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$33	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 33,346,821
Holdings Count | Holding	188
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,346,821	Average Effective Maturity (yrs):	7.6
Total Number of Holdings:	188	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	42
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	6.4%
AA	2.2%
A	12.3%
BBB	25.7%
BB	7.2%
B	4.9%
CCC	0.6%
CC	0.4%
C	0.0%
U.S. Government	31.4%
Federal Agencies	4.6%
Not Rated	1.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$46	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 46	[2]
Expense Ratio, Percent	0.92%	[2]
Net Assets	$ 33,346,821
Holdings Count | Holding	188
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,346,821	Average Effective Maturity (yrs):	7.6
Total Number of Holdings:	188	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	42
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	6.4%
AA	2.2%
A	12.3%
BBB	25.7%
BB	7.2%
B	4.9%
CCC	0.6%
CC	0.4%
C	0.0%
U.S. Government	31.4%
Federal Agencies	4.6%
Not Rated	1.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007285 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
Net Assets	$ 36,374,453
Holdings Count | Holding	98
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	36,374,453	Portfolio Turnover (%):	19
Total Number of Holdings:	98
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	2.6%
Infosys Ltd.	2.4%
Tata Consultancy Services Ltd.	1.9%
Delta Electronics, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Hon Hai Precision Industry Co. Ltd.	1.9%
China Construction Bank Corp.	1.8%
Issuer country weightings
China	24.8%
South Korea	15.7%
India	15.4%
Taiwan	14.7%
Brazil	6.2%
Indonesia	3.6%
Mexico	2.9%
Hong Kong	2.2%
Thailand	1.9%
Other Countries	12.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	2.6%
Infosys Ltd.	2.4%
Tata Consultancy Services Ltd.	1.9%
Delta Electronics, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Hon Hai Precision Industry Co. Ltd.	1.9%
China Construction Bank Corp.	1.8%

C000007286 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	1.48%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%
Net Assets	$ 36,374,453
Holdings Count | Holding	98
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	36,374,453	Portfolio Turnover (%):	19
Total Number of Holdings:	98
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	2.6%
Infosys Ltd.	2.4%
Tata Consultancy Services Ltd.	1.9%
Delta Electronics, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Hon Hai Precision Industry Co. Ltd.	1.9%
China Construction Bank Corp.	1.8%
Issuer country weightings
China	24.8%
South Korea	15.7%
India	15.4%
Taiwan	14.7%
Brazil	6.2%
Indonesia	3.6%
Mexico	2.9%
Hong Kong	2.2%
Thailand	1.9%
Other Countries	12.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	2.6%
Infosys Ltd.	2.4%
Tata Consultancy Services Ltd.	1.9%
Delta Electronics, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Hon Hai Precision Industry Co. Ltd.	1.9%
China Construction Bank Corp.	1.8%

C000007291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TacticalAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 365,134,877
Holdings Count | Holding	1,053
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	365,134,877	Portfolio Turnover (%):	56
Total Number of Holdings:	1,053

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	35.7%	47.1%	(14.1)%	68.7%
	Emerging Markets	10.4%	0.0%	0.0%	10.4%
	Japan	3.8%	3.9%	0.0%	7.7%
	Asia/Pacific ex-Japan	2.4%	3.2%	0.0%	5.6%
	Europe ex-U.K.	7.6%	0.0%	(2.7)%	4.9%
	North America ex-U.S.	4.3%	0.0%	(0.1)%	4.2%
	Supranational	2.2%	0.0%	0.0%	2.2%
	United Kingdom	2.6%	0.0%	(6.8)%	(4.2)%
	Total	69.0%	54.2%	(23.7)%	99.5%
Equity	Europe ex-U.K.	6.9%	7.4%	(0.2)%	14.1%
	U.S. Large Cap	11.5%	0.3%	(3.5)%	8.3%
	North America ex-U.S.	1.0%	3.2%	0.0%	4.2%
	Emerging Markets	2.1%	8.8%	(7.1)%	3.8%
	Japan	2.6%	1.2%	0.0%	3.8%
	U.S. Small/Mid Cap	6.7%	0.0%	(3.5)%	3.2%
	United Kingdom	2.9%	0.0%	(2.6)%	0.3%
	Asia/Pacific ex-Japan	0.6%	2.7%	(3.4)%	(0.1)%
	Total	34.3%	23.6%	(20.3)%	37.6%
Real Estate-related	U.S.	0.7%	0.0%	0.0%	0.7%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	1.0%	0.0%	0.0%	1.0%
Fixed Income (Inflation-adjusted)	U.S.	0.5%	0.0%	0.0%	0.5%
Cash	Cash & Cash Equivalents (d)				2.7%
	Other (e)				(41.3)%
	Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000007292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TacticalAllocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 365,134,877
Holdings Count | Holding	1,053
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	365,134,877	Portfolio Turnover (%):	56
Total Number of Holdings:	1,053

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	35.7%	47.1%	(14.1)%	68.7%
	Emerging Markets	10.4%	0.0%	0.0%	10.4%
	Japan	3.8%	3.9%	0.0%	7.7%
	Asia/Pacific ex-Japan	2.4%	3.2%	0.0%	5.6%
	Europe ex-U.K.	7.6%	0.0%	(2.7)%	4.9%
	North America ex-U.S.	4.3%	0.0%	(0.1)%	4.2%
	Supranational	2.2%	0.0%	0.0%	2.2%
	United Kingdom	2.6%	0.0%	(6.8)%	(4.2)%
	Total	69.0%	54.2%	(23.7)%	99.5%
Equity	Europe ex-U.K.	6.9%	7.4%	(0.2)%	14.1%
	U.S. Large Cap	11.5%	0.3%	(3.5)%	8.3%
	North America ex-U.S.	1.0%	3.2%	0.0%	4.2%
	Emerging Markets	2.1%	8.8%	(7.1)%	3.8%
	Japan	2.6%	1.2%	0.0%	3.8%
	U.S. Small/Mid Cap	6.7%	0.0%	(3.5)%	3.2%
	United Kingdom	2.9%	0.0%	(2.6)%	0.3%
	Asia/Pacific ex-Japan	0.6%	2.7%	(3.4)%	(0.1)%
	Total	34.3%	23.6%	(20.3)%	37.6%
Real Estate-related	U.S.	0.7%	0.0%	0.0%	0.7%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	1.0%	0.0%	0.0%	1.0%
Fixed Income (Inflation-adjusted)	U.S.	0.5%	0.0%	0.0%	0.5%
Cash	Cash & Cash Equivalents (d)				2.7%
	Other (e)				(41.3)%
	Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000007239 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 290,756,901
Holdings Count | Holding	562
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	290,756,901	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	562	Average Effective Duration (yrs):	5.9
Portfolio Turnover (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	91.9%
Money Market Funds	8.1%
Composition including fixed income credit quality
AAA	7.4%
AA	1.2%
A	0.6%
BBB	0.0%
U.S. Government	28.0%
Federal Agencies	54.7%
Money Market Funds	8.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 290,756,901
Holdings Count | Holding	562
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	290,756,901	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	562	Average Effective Duration (yrs):	5.9
Portfolio Turnover (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	91.9%
Money Market Funds	8.1%
Composition including fixed income credit quality
AAA	7.4%
AA	1.2%
A	0.6%
BBB	0.0%
U.S. Government	28.0%
Federal Agencies	54.7%
Money Market Funds	8.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007245 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International IntrinsicValue Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 1,378,277,514
Holdings Count | Holding	94
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,378,277,514	Portfolio Turnover (%):	9
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.2%
TotalEnergies SE	3.1%
Cadence Design Systems, Inc.	3.0%
Franco-Nevada Corp.	2.8%
Legrand S.A.	2.5%
NatWest Group PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
AIB Group PLC	2.2%
SAP SE	2.2%
Issuer country weightings
France	16.5%
United Kingdom	15.1%
Japan	13.5%
Germany	9.4%
United States	9.3%
Switzerland	7.1%
Canada	4.7%
Ireland	4.7%
Spain	4.1%
Other Countries	15.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.2%
TotalEnergies SE	3.1%
Cadence Design Systems, Inc.	3.0%
Franco-Nevada Corp.	2.8%
Legrand S.A.	2.5%
NatWest Group PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
AIB Group PLC	2.2%
SAP SE	2.2%

C000007246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International IntrinsicValue Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 1,378,277,514
Holdings Count | Holding	94
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,378,277,514	Portfolio Turnover (%):	9
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.2%
TotalEnergies SE	3.1%
Cadence Design Systems, Inc.	3.0%
Franco-Nevada Corp.	2.8%
Legrand S.A.	2.5%
NatWest Group PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
AIB Group PLC	2.2%
SAP SE	2.2%
Issuer country weightings
France	16.5%
United Kingdom	15.1%
Japan	13.5%
Germany	9.4%
United States	9.3%
Switzerland	7.1%
Canada	4.7%
Ireland	4.7%
Spain	4.1%
Other Countries	15.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.2%
TotalEnergies SE	3.1%
Cadence Design Systems, Inc.	3.0%
Franco-Nevada Corp.	2.8%
Legrand S.A.	2.5%
NatWest Group PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
AIB Group PLC	2.2%
SAP SE	2.2%

C000007255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 279,835,255
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	279,835,255
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	75.6%
Repurchase Agreements, collateralized by U.S. Treasury and U.S. Government Agency Securities	24.4%
Composition including fixed income credit quality
A-1+	61.3%
A-1	38.7%
Maturity breakdown
0 - 7 days	36.9%
8 - 29 days	25.6%
30 - 59 days	23.6%
60 - 89 days	5.4%
90 - 365 days	8.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007256 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 279,835,255
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	279,835,255
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	75.6%
Repurchase Agreements, collateralized by U.S. Treasury and U.S. Government Agency Securities	24.4%
Composition including fixed income credit quality
A-1+	61.3%
A-1	38.7%
Maturity breakdown
0 - 7 days	36.9%
8 - 29 days	25.6%
30 - 59 days	23.6%
60 - 89 days	5.4%
90 - 365 days	8.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.44%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
Net Assets	$ 419,522,270
Holdings Count | Holding	110
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	419,522,270	Portfolio Turnover (%):	24
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	31.6%
Financials	13.0%
Health Care	11.9%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.9%
Real Estate	2.9%
Utilities	2.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	7.6%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.6%
Alphabet, Inc., "A"	2.7%
Lam Research Corp.	2.0%
AbbVie, Inc.	1.9%
Alphabet, Inc., "C"	1.9%
Johnson & Johnson	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	7.6%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.6%
Alphabet, Inc., "A"	2.7%
Lam Research Corp.	2.0%
AbbVie, Inc.	1.9%
Alphabet, Inc., "C"	1.9%
Johnson & Johnson	1.8%

C000007250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 419,522,270
Holdings Count | Holding	110
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	419,522,270	Portfolio Turnover (%):	24
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	31.6%
Financials	13.0%
Health Care	11.9%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.9%
Real Estate	2.9%
Utilities	2.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	7.6%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.6%
Alphabet, Inc., "A"	2.7%
Lam Research Corp.	2.0%
AbbVie, Inc.	1.9%
Alphabet, Inc., "C"	1.9%
Johnson & Johnson	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	7.6%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.6%
Alphabet, Inc., "A"	2.7%
Lam Research Corp.	2.0%
AbbVie, Inc.	1.9%
Alphabet, Inc., "C"	1.9%
Johnson & Johnson	1.8%

C000007263 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 76,538,794
Holdings Count | Holding	128
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	76,538,794	Portfolio Turnover (%):	9
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., "A"	3.7%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.8%
Meta Platforms, Inc., "A"	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Visa, Inc., "A"	1.9%
Hitachi Ltd.	1.6%
NatWest Group PLC	1.4%
Salesforce, Inc.	1.4%
Issuer country weightings
United States	66.8%
France	6.0%
United Kingdom	4.4%
Japan	4.2%
Switzerland	3.6%
Netherlands	2.0%
Taiwan	1.9%
China	1.9%
Canada	1.5%
Other Countries	7.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., "A"	3.7%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.8%
Meta Platforms, Inc., "A"	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Visa, Inc., "A"	1.9%
Hitachi Ltd.	1.6%
NatWest Group PLC	1.4%
Salesforce, Inc.	1.4%

C000007264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Service class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 76,538,794
Holdings Count | Holding	128
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	76,538,794	Portfolio Turnover (%):	9
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., "A"	3.7%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.8%
Meta Platforms, Inc., "A"	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Visa, Inc., "A"	1.9%
Hitachi Ltd.	1.6%
NatWest Group PLC	1.4%
Salesforce, Inc.	1.4%
Issuer country weightings
United States	66.8%
France	6.0%
United Kingdom	4.4%
Japan	4.2%
Switzerland	3.6%
Netherlands	2.0%
Taiwan	1.9%
China	1.9%
Canada	1.5%
Other Countries	7.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., "A"	3.7%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.8%
Meta Platforms, Inc., "A"	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Visa, Inc., "A"	1.9%
Hitachi Ltd.	1.6%
NatWest Group PLC	1.4%
Salesforce, Inc.	1.4%

C000007281 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 275,480,955
Holdings Count | Holding	191
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	275,480,955	Portfolio Turnover (%):	16
Total Number of Holdings:	191
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.7%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	37.1%
Financial Services	13.7%
Health Care	12.6%
Consumer Cyclicals	12.1%
Capital Goods	12.0%
Energy	6.6%
Consumer Staples	3.7%
Telecommunications and Cable Television	1.5%
Top ten holdings
Microsoft Corp.	7.7%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., "A"	4.1%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.7%
Exxon Mobil Corp.	1.6%
Visa, Inc., "A"	1.6%
Johnson & Johnson	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.7%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., "A"	4.1%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.7%
Exxon Mobil Corp.	1.6%
Visa, Inc., "A"	1.6%
Johnson & Johnson	1.6%

C000007282 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 275,480,955
Holdings Count | Holding	191
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	275,480,955	Portfolio Turnover (%):	16
Total Number of Holdings:	191
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.7%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	37.1%
Financial Services	13.7%
Health Care	12.6%
Consumer Cyclicals	12.1%
Capital Goods	12.0%
Energy	6.6%
Consumer Staples	3.7%
Telecommunications and Cable Television	1.5%
Top ten holdings
Microsoft Corp.	7.7%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., "A"	4.1%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.7%
Exxon Mobil Corp.	1.6%
Visa, Inc., "A"	1.6%
Johnson & Johnson	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.7%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., "A"	4.1%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.7%
Exxon Mobil Corp.	1.6%
Visa, Inc., "A"	1.6%
Johnson & Johnson	1.6%

C000007289 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 51,996,627
Holdings Count | Holding	75
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	51,996,627	Portfolio Turnover (%):	12
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Alphabet, Inc., "A"	3.7%
Visa, Inc., "A"	3.2%
NVIDIA Corp.	2.9%
Apple, Inc.	2.6%
Accenture PLC, "A"	2.6%
HDFC Bank Ltd.	2.3%
Canadian Pacific Kansas City Ltd.	2.2%
Tencent Holdings Ltd.	2.1%
Issuer country weightings
United States	71.3%
Canada	5.1%
France	3.8%
Taiwan	3.8%
China	3.6%
India	2.3%
Japan	2.1%
Switzerland	1.9%
South Korea	1.7%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Alphabet, Inc., "A"	3.7%
Visa, Inc., "A"	3.2%
NVIDIA Corp.	2.9%
Apple, Inc.	2.6%
Accenture PLC, "A"	2.6%
HDFC Bank Ltd.	2.3%
Canadian Pacific Kansas City Ltd.	2.2%
Tencent Holdings Ltd.	2.1%

C000007290 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 51,996,627
Holdings Count | Holding	75
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	51,996,627	Portfolio Turnover (%):	12
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Alphabet, Inc., "A"	3.7%
Visa, Inc., "A"	3.2%
NVIDIA Corp.	2.9%
Apple, Inc.	2.6%
Accenture PLC, "A"	2.6%
HDFC Bank Ltd.	2.3%
Canadian Pacific Kansas City Ltd.	2.2%
Tencent Holdings Ltd.	2.1%
Issuer country weightings
United States	71.3%
Canada	5.1%
France	3.8%
Taiwan	3.8%
China	3.6%
India	2.3%
Japan	2.1%
Switzerland	1.9%
South Korea	1.7%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Alphabet, Inc., "A"	3.7%
Visa, Inc., "A"	3.2%
NVIDIA Corp.	2.9%
Apple, Inc.	2.6%
Accenture PLC, "A"	2.6%
HDFC Bank Ltd.	2.3%
Canadian Pacific Kansas City Ltd.	2.2%
Tencent Holdings Ltd.	2.1%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.